CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 393,522
Vessel operating expenses	159,894
Realized and unrealized (loss)/gain on oil and gas derivative instruments (including related party of $29775752 million in 2025)	(30,212)
Other operating (loss)/income (including related party of $2142630 million in 2025)	5,614
Related Party
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	123,400
Vessel operating expenses	3,000
Realized and unrealized (loss)/gain on oil and gas derivative instruments (including related party of $29775752 million in 2025)	29,800
Other operating (loss)/income (including related party of $2142630 million in 2025)	$ 2,100